[USAA     9800 Fredericksburg Road
EAGLE     San Antonio, Texas 78288
LOGO (R)]

                                  May 30, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:      USAA Mutual Funds Trust
         Post-Effective Amendment No. 34 to
         Registration Statement on Form N-1A
         1933 Act File No. 033-65572
         1940 Act File No. 811-7852

Dear Sir or Madam:

     On behalf of USAA Mutual Funds Trust, a Delaware statutory trust (the Registrant), we hereby enclose for filing with the Securities and Exchange Commission (the Commission) pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the 1933 Act), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 34 (the Amendment) to the above-captioned Registration Statement, together with the exhibits indicated as being filed herewith, and marked to indicate changes effected by the Amendment. The manually executed original, held on file, has been sequentially numbered in accordance with the provisions of Rule 403 under the 1933 Act.

     As indicated on the cover page of the Amendment, the Registrant has elected to have the Amendment become effective on August 1, 2008, pursuant to Rule 485(a)(1) under the 1933 Act.

     The primary purpose of the Amendment is to add a separate class of shares to the USAA Aggressive Growth, Growth, Income, Income Stock, Intermediate-Term Bond, High-Yield Opportunities, Short-Term Bond, Small Cap Stock, Value, Precious Metals and Minerals, Emerging Markets, and International Funds.

     If you have any question with respect to the enclosed, please contact me at
(210) 498-4103 or Jeff Hill at (210) 498-3603.

                                       Sincerely,


                                       /S/ Christopher P. Laia
                                       Christopher P. Laia
                                       Vice President
                                       Securities Counsel

Enclosures
cc:  Kirkpatrick & Lockhart Preston Ellis Gates LLP

              USAA Investment Management Company